ACCOUNTING POLICIES Accounting Standards Updates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Document Period End Date	Dec. 31, 2018
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ 12,277	$ 0	$ 0
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets				$ 100
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets				$ 98,800